S000069533 [Member] Investment Objectives and Goals - iShares ESG Select Screened S&P Mid-Cap ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares ESG Select Screened S&P Mid-Cap ETF XJH | Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares ESG Select Screened S&P Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities while applying screens for company involvement in controversies and controversial business activities.